UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number: 811-9018

                        AMERICAN BEACON MILEAGE FUNDS
               (Exact name of registrant as specified in charter)

                       4151 Amon Carter Boulevard, MD 2450
                             Fort Worth, Texas 76155
              (Address of principal executive offices)-(Zip code)

                           WILLIAM F. QUINN, PRESIDENT
                       4151 Amon Carter Boulevard, MD 2450
                             Fort Worth, Texas 76155
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (817) 967-3509

                   Date of fiscal year end: December 31, 2006

                   Date of reporting period: December 31, 2006


ITEM 1. REPORT TO STOCKHOLDERS.

         G U I D A N C E     |      V I S I O N      |      E X P E R I E N C E

                     (AMERICAN BEACON MILEAGE FUNDS(SM) LOGO)

                                 ANNUAL REPORT

                                   (GRAPHIC)




DECEMBER 31, 2006



MONEY MARKET MILEAGE FUND
U.S. GOVERNMENT MONEY MARKET MILEAGE FUND
MUNICIPAL MONEY MARKET MILEAGE FUND

ABOUT AMERICAN BEACON

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.


Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.


CONTENTS

President's Message ..............................................            1

Financial Highlights

   Money Market Mileage Fund .....................................           18

   U.S. Government Money Market Mileage Fund .....................           19

   Municipal Money Market Mileage Fund ...........................           20


Schedule of Investments

   Money Market Portfolio ........................................           22

   U.S. Government Money Market Portfolio ........................           26

   Municipal Money Market Portfolio ..............................           27


Additional Information ...........................................   Back Cover


Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor's strategies and the Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.




American Beacon Mileage Funds                                 December 31, 2006

(AMERICAN BEACON ADVISORS)


(PHOTO OF WILLIAM F. QUINN)


Fellow Shareholders

Enclosed please find the Annual Report for the American Beacon Mileage Funds for the year ended December 31, 2006.

         After 17 consecutive 25-basis point (0.25%) rate hikes, the Federal Open Market Committee ("FOMC") held interest rates steady at 5.25% at their August 8th meeting. The Federal Reserve Board (the "Fed") will continue to weigh the risks of accelerating inflation and decelerating economic growth. At the final FOMC meeting in December 2006, the Fed acknowledged the cooling housing market, but remained primarily concerned about inflation. The FOMC should hold rates steady at least through the first half of 2007. The market is focused on slowing housing and auto data and pricing in an ease for the next move by the Fed (albeit in the late part of 2007). Fed officials continue to discuss that additional firming may be needed because inflation remains on the higher-end of their comfort range.

         Despite rising interest rates, the American Beacon Money Market Mileage Funds produced strong relative returns for the period. The Money Market Mileage Fund-Mileage Class returned 4.61% for the twelve months ended December 31, 2006, outperforming the Lipper Money Market Average return of 4.20%. The U.S. Government Money Market Mileage Fund-Mileage Class outpaced the Lipper U.S. Government Money Market Average with a return of 4.44% versus 4.26% for the Average. Additionally, the Municipal Money Market Mileage Fund-Mileage Class posted a return of 2.75%, slightly underperforming the Lipper Tax-Exempt Money Market Average return of 2.76%.

         Please review the enclosed portfolio listings and detailed financial data. As always, we welcome the opportunity to serve your financial needs. Should you have any questions about the enclosed information, please do not hesitate to contact us at 800-967-9009. You may also access Fund and account information at www.americanbeaconfunds.com. Thank you for your continued confidence in the American Beacon Mileage Funds.



                                       Sincerely,

                                       /s/ William F. Quinn
                                       ----------------------------------------
                                       William F. Quinn
                                       President, American Beacon Mileage Funds

ECONOMIC OVERVIEW
DECEMBER 31, 2006 (UNAUDITED)


The initial estimate of the U.S. gross domestic product ("GDP") growth rate rose 3.5% in the fourth quarter, after rising a modest 2.0% in the third quarter of 2006. Consumer spending was the primary driver, up 4.4%. Consumers used credit cards to make up for diminished mortgage borrowing power. Business fixed investment fell 0.4%, the first decline since the first quarter of 2003. Inventories were up only $35.3 billion, trimming 0.7% from GDP growth. Growth rose solidly above the Fed's target after two quarters of coming in solidly below, leaving room for debate on the implications of growth. In addition to the up tick in growth, the labor market remains healthy as payroll gains averaged 136,000 per month during the fourth quarter and the unemployment rate remained low at 4.5% in December.

         The Federal Open Market Committee ("FOMC") ended a streak of seventeen consecutive 25 basis point rate hikes at their August 8th meeting, leaving rates unchanged at 5.25% through the rest of 2006. Fed officials continue to weigh the risks of a slowing economy against the risks of higher inflation in determining the future direction of interest rates. At the December meeting, the Fed acknowledged the cooling housing market and its impact on economic growth, but inflation remained their chief concern. "...participants expressed concern that a failure of inflation to moderate as expected could entail significant costs if an upward drift in inflation expectations ensued," the minutes said. As a result, the Fed retained a tightening bias in its December statement maintaining the phrase that "the extent and timing of any additional firming that may be needed to address these risks will depend on the evolution of the outlook for both inflation and economic growth."

         The latest readings of consumer and producer prices indicate that the easing of inflationary pressures may be slow. The core consumer price index ("CPI") rose 0.2% in December after remaining flat in November, and the core producer price index ("PPI"), which also rose 0.2% during the month, came in above economists' expectations. In addition, despite a decline to an annual rate of 2.2% in November which was unchanged in December, the core personal consumption expenditures ("CPE") price index remains above the Fed's comfort range of 1-2%.

         U.S. Treasury yields rose during the fourth quarter as the likelihood of a Fed ease during the first quarter of 2007 began to dissipate. Though the yield curve remained inverted, Treasury yields reached five month highs in January 2007 on signals that the housing market is bottoming, inflation remains stubborn, and employment is strengthening.

         The FOMC should remain on hold at least through the first part of 2007 as Fed officials wait for signs that inflation is indeed moderating. If inflation remains above the Fed's comfort level for an extended period of time, an additional Fed tightening is possible. Despite the Fed's stated tightening bias, the market continues to expect an ease during the second half of 2007.

PERFORMANCE OVERVIEW

AMERICAN BEACON MONEY MARKET MILEAGE FUND(SM)
DECEMBER 31, 2006 (UNAUDITED)


         As the economy continued to show signs of strength during the year, the Fed continued tightening monetary policy through June 2006. Since then the Fed has been on hold with a tightening bias, resulting in a 5.25% fed funds target by year end. This was a move of 25 basis points (0.25%) for each of the first four FOMC meetings after starting the year at 4.25%. In response, the American Beacon Money Market Fund's weighted-average maturity ("WAM") was maintained below 45 days throughout the year. The primary strategy of the Fund was to buy variable rate securities, short-dated commercial paper and overnight investments. Due to maintaining a short WAM in a rising to stable interest rate environment, the Fund outperformed its Lipper peer group. This strategy will stay in place until economic data suggest the Fed is about to enter into an easing cycle.

         For the year ended December 31, 2006, the total return of the American Beacon Money Market Mileage Fund -- Mileage Class was 4.61%. The Fund outperformed the Lipper Money Market Average return of 4.20% by 41 basis points. The Lipper Money Market Average is calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Money Market Funds category. Lipper is an independent mutual fund research and ranking service that ranks mutual funds in various categories by making comparative calculations using total returns.


                               (PERFORMANCE GRAPH)


                                  ANNUALIZED TOTAL RETURNS
                                      AS OF 12/31/2006

                              1 YEAR       5 YEARS    10 YEARS
                              ------       -------    --------
Mileage Class (1)........      4.61%        2.05%       3.51%
PLATINUM CLASS (1,2)....       3.98%        1.46%       2.98%

(1) Performance shown is historical and may not be indicative of future returns. Investment returns will vary, and share may be worth more or less at redemption than at original purchase. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share it is possible to lose money by investing in the Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

(2) A portion of the fees charged to the Platinum Class of the Fund has been waived. Performance prior to waiving fees was lower than actual returns shown.

PORTFOLIO STATISTICS AS OF DECEMBER 31, 2006

                                 MILEAGE CLASS     PLATINUM CLASS
                                 -------------     --------------
7-day Current Yield*                  4.98%             4.36%
7-day Effective Yield*                5.10%             4.46%
30-day Yield*                         4.97%             4.35%
Weighted Avg. Maturity               47 Days           47 Days

* Annualized. You may call 1-800-967-9009 to obtain the Funds' current seven day yields. Yield is a more accurate reflection of the Funds' current earnings than total returns.

TOP TEN ISSUERS AS OF DECEMBER 31, 2006


                                                   % OF
                                               NET ASSETS**
                                               ------------
Wells Fargo & Co.                                  5.3%
US Bank, NA                                        5.1%
Caylon                                             4.7%
World Savings Bank FSB                             4.5%
BNP Paribas                                        4.3%
Abbey National Treasury Services, PLC              4.3%
Credit Suisse USA, Inc.                            4.2%
General Electric Capital Corp.                     4.0%
Goldman Sachs Group, Inc.                          3.9%
Royal Bank of Scotland PLC                         3.4%

**       Percent of net assets of American Beacon Master Money Market Portfolio.

PERFORMANCE OVERVIEW
AMERICAN BEACON MONEY MARKET MILEAGE FUND(SM)
DECEMBER 31, 2006 (UNAUDITED)


ASSET ALLOCATION AS OF DECEMBER 31, 2006

                                                     % OF
                                                 NET ASSETS**
                                                 ------------
Bank CDs, TDs and Notes                              44.7%
Corporate Notes                                      41.0%
Commercial Paper                                     10.2%
Repurchase Agreements                                 2.5%
Fund Agreements                                       1.2%
Net Other Assets                                      0.4%

**       Percent of net assets of American Beacon Master Money Market Portfolio.

FUND EXPENSE EXAMPLE

         As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 through December 31, 2006.

ACTUAL EXPENSES

         The "Actual" line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

         The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

         You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                                                                             EXPENSES
                                         BEGINNING           ENDING        PAID DURING
                                          ACCOUNT           ACCOUNT           PERIOD*
                                           VALUE             VALUE            7/1/06-
                                          7/1/06           12/31/06          12/31/06
                                      -------------     -------------     -------------
MILEAGE CLASS
Actual ..........................     $    1,000.00     $    1,024.80     $        2.70
Hypothetical (5% return
   before expenses) ...............   $    1,000.00     $    1,022.53     $        2.70

PLATINUM CLASS
Actual ..........................     $    1,000.00     $    1,021.64     $        7.29
Hypothetical (5% return
   before expenses) ...............   $    1,000.00     $    1,018.00     $        7.27

* Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.53% and 1.43% for the Mileage and Mileage Platinum Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

PERFORMANCE OVERVIEW
AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET MILEAGE FUND(SM)
DECEMBER 31, 2006 (UNAUDITED)


         As the economy continued to show signs of strength during the year, the Fed continued tightening monetary policy through June 2006. Since then the Fed has been on hold with a tightening bias, resulting in a 5.25% fed funds target by year end. This was a move of 25 basis points (0.25%) for each of the first four FOMC meetings after starting the year at 4.25%. In response, the American Beacon U.S. Government Money Market Fund's weighted-average maturity was maintained below 20 days throughout the year. The primary strategy of the Fund was to buy short-dated and variable rate agencies along with overnight repurchase agreements. Due to maintaining short duration in a rising to stable interest rate environment, the Fund outperformed its Lipper peer group. This strategy will stay in place until economic data suggest the Fed is about to enter into an easing cycle.

         For the year ended December 31, 2006, the total return of the American Beacon U.S. Government Money Market Mileage Fund -- Mileage Class was 4.44%. The Fund outperformed the Lipper U.S. Government Money Market Average return of 4.26% by 18 basis points (0.18%). The Lipper U.S. Government Money Market Average is calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper U.S. Government Money Market Funds category. Lipper is an independent mutual fund research and ranking service that ranks mutual funds in various categories by making comparative calculations using total returns.


                              (PERFORMANCE GRAPH)


                                   ANNUALIZED TOTAL RETURNS
                                       AS OF 12/31/2006

                                1 YEAR     5 YEARS    10 YEARS
                                ------     -------    --------
Mileage Class (1,3)........      4.44%      1.84%       3.34%
Platinum Class (1,2,3).....      3.92%      1.41%       3.02%

(1) Performance shown is historical and may not be indicative of future returns. Investment returns will vary, and share may be worth more or less at redemption than at original purchase. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share it is possible to lose money by investing in the Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

(2) The Platinum Class of the Fund began offering its shares on November 1, 1999. Performance results prior to that date are for the Mileage Class of Fund shares. Because the Mileage Class had lower expenses, its performance was better than the Platinum Class of the Fund would have realized in the same period.

(3) A portion of the fees charged to the Mileage Class and the Platinum Class of the Fund has been waived. Performance prior to waiving fees was lower than the actual returns



PORTFOLIO STATISTICS AS OF DECEMBER 31, 2006


                                 MILEAGE CLASS   PLATINUM CLASS
7-day Current Yield*                 4.68%            4.18%
7-day Effective Yield*               4.79%            4.27%
30-day Yield*                        4.66%            4.16%
Weighted Avg. Maturity              5 Days           5 Days

* Annualized. You may call 1-800-967-9009 to obtain the Funds' current seven day yields. Yield is a more accurate reflection of the Funds' current earnings than total returns.

ASSET ALLOCATION AS OF DECEMBER 31, 2006


                                                   % OF
                                                NET ASSETS**
                                                ------------
Repurchase Agreements                              94.8%
Government Securities                               5.1%
Net Other Assets                                    0.1%

** Percent of net assets of the American Beacon Master U.S. Government Money Market Portfolio.

PERFORMANCE OVERVIEW

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET MILEAGE FUND(SM)
DECEMBER 31, 2006 (UNAUDITED)


FUND EXPENSE EXAMPLE

         As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 through December 31, 2006.

ACTUAL EXPENSES

         The "Actual" line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

         The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

         You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.


                                                                             EXPENSES
                                              BEGINNING       ENDING        PAID DURING
                                                ACCOUNT       ACCOUNT         PERIOD*
                                                 VALUE         VALUE          7/1/06-
                                               7/1/2006      12/31/2006     12/31/2006
                                              ----------     ----------     -----------
MILEAGE CLASS
Actual ....................................   $ 1,000.00     $ 1,023.68     $      3.47
Hypothetical (5% return before expenses) ..   $ 1,000.00     $ 1,021.78     $      3.47

PLATINUM CLASS
Actual ....................................   $ 1,000.00     $ 1,021.11     $      4.33
Hypothetical (5% return before expenses)...   $ 1,000.00     $ 1,020.92     $      4.33

* Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.68% and 0.85% for the Mileage and Mileage Platinum Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

PERFORMANCE OVERVIEW

AMERICAN BEACON MUNICIPAL MONEY MARKET MILEAGE FUND(SM)
DECEMBER 31, 2006 (UNAUDITED)



         The American Beacon Municipal Money Market Fund maintained a relatively short average maturity during 2006. The variable rate demand note ("VRDN") market provided the most attractive investment option throughout the period. Rates on these securities remained appealing as short-term interest rates increased 100 (1.00%) basis points during the year. The investment manager will continue to focus purchases on attractively priced VRDNs backed by letters of credit or bond insurance and may buy selective fixed rate instruments when evidence emerges that the Fed has completed its current tightening cycle.

         For the year ended December 31, 2006, the total return of the American Beacon Municipal Money Market Mileage Fund -- Mileage Class was 2.75%. The Fund underperformed the Lipper Tax-Exempt Money Market Average return of 2.76%. The Lipper Tax-Exempt Money Market Average is calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Tax-Exempt Money Market Funds category. Lipper is an independent mutual fund research and ranking service that ranks mutual funds in various categories by making comparative calculations using total returns.

                               (PERFORMANCE GRAPH)



                                   ANNUALIZED TOTAL RETURNS
                                       AS OF 12/31/2006

                                1 YEAR     5 YEARS    10 YEARS
                                ------     -------    --------
MILEAGE CLASS (1,3).........     2.75%      1.31%       2.14%
PLATINUM CLASS (1,2,3)......     2.29%      0.83%       1.79%

(1) Performance shown is historical and may not be indicative of future returns. Investment returns will vary, and share may be worth more or less at redemption than at original purchase. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share it is possible to lose money by investing in the Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

(2)      The Platinum Class of the Fund began offering its shares on November
         1, 1999. Performance results prior to that date are for the Mileage Class of Fund shares. Because the Mileage Class had lower expenses, its performance was better than the Platinum Class of the Fund would have realized in the same period. A portion of the fees charged to the Platinum Class of the Fund has been waived. Performance prior to waiving fees was lower than actual returns shown.

(3) A portion of the fees charged to the Mileage Class of the Fund was waived through 2002. Performance prior to waiving fees was lower than the actual returns shown for periods prior to 2002.


PORTFOLIO STATISTICS AS OF DECEMBER 31, 2006

                                 MILEAGE CLASS    PLATINUM CLASS
                                 -------------    --------------
7-day Current Yield*                 3.17%             2.75%
7-day Effective Yield*               3.22%             2.78%
30-day Yield*                        2.92%             2.50%
Weighted Avg. Maturity              4 Days             4 Days

* Annualized. You may call 1-800-967-9009 to obtain the Funds' current seven day yields. Yield is a more accurate reflection of the Funds' current earnings than total returns.

TOP TEN HOLDINGS AS OF DECEMBER 31, 2006


                                                                   % OF
                                                                 NET ASSETS**
                                                                 ------------
Alachua County, Florida Housing Financial Authority                 5.7%
Michigan State Housing Development Authority                        5.5%
Ohio Water Development Authority                                    5.3%
Montgomery Cnty, Maryland Variable Rate Housing                     5.2%
University Athletic Association, Inc.                               5.0%
New York State Housing Finance Agency                               5.0%
Illinois Finance Authority                                          5.0%
Sweetwater County, Wyoming Pollution Control                        4.7%
Indiana County Industrial Development Authority                     4.7%
University of Colorado Hospital System                              4.0%

ASSET ALLOCATION AS OF DECEMBER 31, 2006

                                                                   % OF
                                                                 NET ASSETS**
                                                                 ------------
Municipal Obligations                                              96.8%

Other Investments                                                   3.0%

Net Other Assets                                                    0.2%

** Percent of net assets of American Beacon Master Municipal Money Market Portfolio.

PERFORMANCE OVERVIEW

AMERICAN BEACON MUNICIPAL MONEY MARKET MILEAGE FUND(SM)
DECEMBER 31, 2006 (UNAUDITED)


FUND EXPENSE EXAMPLE

         As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 through December 31, 2006.

ACTUAL EXPENSES

         The "Actual" line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

         The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


         You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                                                                       EXPENSES
                                            BEGINNING     ENDING     PAID DURING
                                             ACCOUNT      ACCOUNT      PERIOD*
                                              VALUE        VALUE       7/1/06-
                                             7/1/2006    12/31/2006   12/31/2006
                                            ----------   ----------  -----------
MILEAGE CLASS
Actual ...................................  $ 1,000.00   $ 1,014.41  $      3.71
Hypothetical (5% return before expenses)..  $ 1,000.00   $ 1,021.53  $      3.72

PLATINUM CLASS
Actual ...................................  $ 1,000.00   $ 1,012.20  $      8.57
Hypothetical (5% return before expenses)..  $ 1,000.00   $ 1,016.69  $      8.59


* Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.73% and 1.69% for the Mileage and Mileage Platinum Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

AMERICAN BEACON MILEAGE FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Trustees and Shareholders of
American Beacon Mileage Funds

We have audited the accompanying statements of assets and liabilities of American Beacon Mileage Funds, comprised of the American Beacon Money Market Mileage Fund, the American Beacon U.S. Government Money Market Mileage Fund, and the American Beacon Municipal Money Market Mileage Fund, (collectively, the "Funds") as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Beacon Mileage Funds at December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.



                                           /s/ ERNST & YOUNG LLP


Dallas, TX
February 27, 2007

AMERICAN BEACON MILEAGE FUNDS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006  (IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)



                                                                                            U.S. GOVERNMENT   MUNICIPAL MONEY
                                                                            MONEY MARKET      MONEY MARKET         MARKET
                                                                           -------------    ---------------   ---------------
ASSETS:
  Investment in Portfolio, at Value ..................................     $     386,985     $      17,067     $      27,107
  Receivable from Manager for expense reimbursement (Note 2) .........                --                 1                --
  Prepaid expenses ...................................................                40                12                14
                                                                           -------------     -------------     -------------
     TOTAL ASSETS ....................................................           387,025            17,080            27,121
                                                                           -------------     -------------     -------------

LIABILITIES:
  Payable for fund shares redeemed ...................................                26                --                14
  Distribution fees payable (Note 2) .................................                81                 4                 6
  Dividends payable ..................................................                 2                --                --
  Administrative service and service fees payable (Note 2) ...........               215                 5                 4
  Other Liabilities ..................................................               162                21                16
                                                                           -------------     -------------     -------------
     TOTAL LIABILITIES ...............................................               486                30                40
                                                                           -------------     -------------     -------------
  NET ASSETS .........................................................     $     386,539     $      17,050     $      27,081
                                                                           =============     =============     =============

ANALYSIS OF NET ASSETS:

  Paid-in-capital ....................................................           386,539            17,050            27,081
                                                                           -------------     -------------     -------------
NET ASSETS ...........................................................     $     386,539     $      17,050     $      27,081
                                                                           =============     =============     =============

SHARES OUTSTANDING (NO PAR VALUE):
  Mileage Class ......................................................        47,959,538        11,946,842        23,382,610
                                                                           =============     =============     =============
  Platinum Class .....................................................       338,579,315         5,103,017         3,698,418
                                                                           =============     =============     =============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
  Mileage Class ......................................................     $        1.00     $        1.00     $        1.00
                                                                           =============     =============     =============
  Platinum Class .....................................................     $        1.00     $        1.00     $        1.00
                                                                           =============     =============     =============


                             See accompanying notes
 See accompanying Financial Statements of the American Beacon Master Portfolios

AMERICAN BEACON MILEAGE FUNDS

STATEMENT OF OPERATIONS
DECEMBER 31, 2006  (IN THOUSANDS)

                                                                                       U.S.
                                                                                    GOVERNMENT        MUNICIPAL
                                                                    MONEY             MONEY             MONEY
                                                                    MARKET            MARKET            MARKET
                                                                 ------------      ------------      ------------
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
   Interest Income .........................................     $     19,556      $        830      $        930
   Portfolio expenses ......................................             (421)              (20)              (47)
                                                                 ------------      ------------      ------------
        NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO .....           19,135               810               883
                                                                 ------------      ------------      ------------
FUND EXPENSES:
   Administrative service fees (Note 2) ....................              385                17                27
   Administrative service fees - Platinum Class (Note 2) ...            2,184                36                25
   Transfer agent fees - Mileage Class .....................               30                 7                11
   Transfer agent fees - Platinum Class ....................               93                 3                 3
   Professional fees .......................................               16                11                 9
   Registration fees and expenses ..........................               50                32                33
   Distribution fees - Mileage Class (Note 2) ..............              123                27                57
   Distribution fees - Platinum Class (Note 2) .............              840                14                10
   Prospectus and shareholder reports ......................               75                 3                 4
   Other expenses ..........................................               50                 6                 2
                                                                 ------------      ------------      ------------
        TOTAL FUND EXPENSES ................................            3,846               156               181
                                                                 ------------      ------------      ------------
   Less reimbursement of fund expense (Note 2) .............               17                34                 9
                                                                 ------------      ------------      ------------
        NET FUND EXPENSES ..................................            3,829               122               172
                                                                 ------------      ------------      ------------
NET INVESTMENT INCOME ......................................           15,306               688               711
                                                                 ------------      ------------      ------------
REALIZED GAIN ALLOCATED FROM PORTFOLIO:
   Net realized gain on investments ........................               --                --                --
                                                                 ------------      ------------      ------------
        NET GAIN ON INVESTMENTS ............................               --                --                --
                                                                 ------------      ------------      ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......     $     15,306      $        688      $        711
                                                                 ============      ============      ============


                             See accompanying notes
 See accompanying Financial Statements of the American Beacon Master Portfolios

AMERICAN BEACON MILEAGE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)


                                                                                  U.S. GOVERNMENT
                                                        MONEY MARKET               MONEY MARKET             MUNICIPAL MONEY MARKET
                                                  -----------------------     ------------------------     -----------------------
                                                  YEAR ENDED DECEMBER 31,     YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,
                                                  -----------------------     ------------------------     -----------------------
                                                     2006          2005          2006          2005           2006         2005
                                                  ----------   ----------     ----------    ----------     ----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income ........................  $   15,306   $    9,201     $      688    $      337     $      711   $      494
  Net realized gain on investments .............          --            1             --            --             --           --
                                                  ----------   ----------     ----------    ----------     ----------   ----------
      Net increase in net assets resulting
      from operations ..........................      15,306        9,202            688           337            711          494
                                                  ----------   ----------     ----------    ----------     ----------   ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income:
    Mileage class ..............................      (2,226)      (1,317)          (471)         (241)          (624)        (437)
    Platinum class .............................     (13,080)      (7,884)          (217)          (96)           (87)         (57)
  Net realized gain on investments:
    Mileage Class ..............................          --           --             --            --             --           --
    Platinum Class .............................          --           (1)            --            --             --           --
                                                  ----------   ----------     ----------    ----------     ----------   ----------
      Distributions to shareholders ............     (15,306)      (9,202)          (688)         (337)          (711)        (494)
                                                  ----------   ----------     ----------    ----------     ----------   ----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sales of shares ................     160,635      156,658         15,131        14,486         18,643       41,408
  Reinvestment of dividends and distributions ..      15,219        9,141            686           333            711          494
  Cost of shares redeemed ......................    (189,487)    (208,563)       (12,632)      (16,302)       (18,352)     (45,930)
  Redemption fees ..............................          --           --             --            --             --           --
                                                  ----------   ----------     ----------    ----------     ----------   ----------
      Net increase (decrease) in net assets ....     (13,633)     (42,764)         3,185        (1,483)         1,002       (4,028)
                                                  ----------   ----------     ----------    ----------     ----------   ----------
Net increase (decrease) in net assets ..........     (13,633)     (42,764)         3,185        (1,483)         1,002       (4,028)
                                                  ----------   ----------     ----------    ----------     ----------   ----------
Net Assets:
  Beginning of period ..........................     400,172      442,936         13,865        15,348         26,079       30,107
                                                  ----------   ----------     ----------    ----------     ----------   ----------
  End of Period ................................  $  386,539   $  400,172     $   17,050    $   13,865     $   27,081   $   26,079
                                                  ==========   ==========     ==========    ==========     ==========   ==========


                             See accompanying notes
 See accompanying Financial Statements of the American Beacon Master Portfolios

AMERICAN BEACON MILEAGE FUNDS

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

         American Beacon Mileage Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a diversified, no load, open-end management investment company with separate series. The following series are included in this report: American Beacon Money Market Mileage Fund, American Beacon U.S. Government Money Market Mileage Fund and American Beacon Municipal Money Market Mileage Fund (each a "Fund" and collectively the "Funds").

         Each Fund invests all of its investable assets in the corresponding portfolio of the American Beacon Master Trust, an open-end diversified management investment company, as follows:

AMERICAN BEACON:                           --> INVESTS ASSETS IN -->          AMERICAN BEACON MASTER TRUST:
----------------                               -----------------              -----------------------------
Money Market Mileage Fund                                                     Money Market Portfolio
U.S. Government Money Market Mileage Fund                                     U.S. Government Money Market Portfolio
Municipal Money Market Mileage Fund                                           Municipal Money Market Portfolio

         Each Fund has the same investment objectives as its corresponding American Beacon Master Trust Portfolio. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (3.04%, 3.03% and 84.31% at December 31, 2006 of the American Beacon Master Trust Money Market, U.S. Government Money Market and Municipal Money Market Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

         American Beacon Advisors, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

         The following is a summary of the significant accounting policies followed by the Funds.

Class Disclosure

         Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. Please note that not all Funds offer all classes. The following table sets forth the differences amongst the classes:

CLASS:                                OFFERED TO:                                      SERVICE AND DISTRIBUTION FEES:
------                                -----------                                      ------------------------------
Mileage Class      Individuals and certain grantor trusts                           Distribution Fee -             0.25%

Platinum Class     Investors investing through selected financial institutions      Administrative Service Fee -   0.65%
                   (such as banks and broker-dealers)                               Distribution Fee -             0.25%


Valuation of Investments

         The Funds record their investment in the Portfolios at fair value. Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

Investment Income and Dividends to Shareholders

         Each Fund records its share of net investment income (loss) and realized gain (loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of each Portfolio are allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination. The

AMERICAN BEACON MILEAGE FUNDS

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006


Funds generally declare dividends daily from net investment income and net short-term capital gain, if any, payable monthly.

         Dividends to shareholders are determined in accordance with federal income tax principles that may treat certain transactions differently than U.S. generally accepted accounting principles.

Allocation of Income, Expenses, Gains and Losses

         Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Valuation of Shares

         The price per share is calculated separately for each class of each Fund on each day on which shares are offered for sale. With respect to a class of a Fund, price per share is computed by dividing the value of the class' pro rata allocation of the Fund's investments and other assets, less liabilities, by the number of class shares outstanding.

Use of Estimates

         The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Recently Issued Accounting Pronouncements

         On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance on how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, the Manager is evaluating the implications of FIN 48 and its potential impact on the financial statements. The Fund's net asset value per share will reflect FIN 48 adjustments no later than June 29, 2007, and any adjustments will be reflected in the Fund's semi-annual report to shareholders.

         In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The Manager is evaluating the impact of FAS 157; however, it is not expected to have a material impact on the Funds' net assets or results of operations.

Other

         Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made

AMERICAN BEACON MILEAGE FUNDS

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. TRANSACTIONS WITH AFFILIATES

Management Agreement

         The Manager and the Trust entered into a Management Agreement that obligates the Manager to provide or oversee administrative and management services to the Funds. As compensation for performing administrative duties required under the Management Agreement, the Manager receives an annualized fee of 0.10% of the average daily net assets of each of the Funds.

Administrative Services Plan

         The Trust has adopted an Administrative Services Plan with respect to the Platinum Class of the Funds. As compensation for providing administrative services, the Manager receives an annualized fee of 0.65% of the average daily net assets of the Platinum Class of each Fund.

Distribution Plan

         The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. A separate plan has been adopted by the Mileage Class and Platinum Class of the Funds. Under each Plan, as compensation for distribution assistance, the Manager receives an annualized fee of 0.25% of the average daily net assets of each Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance. In adopting the Plan, the Trust's Board of Trustees determined that there was a reasonable likelihood that the Plan would benefit the Funds and the shareholders of the respective Classes.

Reimbursement and Waiver of Expenses

         The Manager contractually agreed to reimburse the following Funds for distribution and other expenses through February 28, 2007 to the extent total annual fund operating expenses exceed the following amounts:

FUND                                                                           CLASS            EXPENSE CAP        AMOUNT
----                                                                           -----            -----------        ------
U.S. Government Money Market Mileage Fund.................................     Mileage             0.70%          $17,021
U.S. Government Money Market Mileage Fund.................................     Platinum            1.20%           16,995
Municipal Money Market Mileage Fund.......................................     Platinum            1.20%            8,521

         The Manager voluntarily waived distribution fees totaling $17,390 for the Platinum Class of the Money Market Mileage Fund so that distribution fees received from the Fund were equal to the cost incurred by the Manager during the year ended December 31, 2006.

Expense Reimbursement Plan

         The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek recoupment of fees waived or expenses reimbursed for a period of up to three years. However, recoupment will occur only if the Class' average net assets have grown or expenses have declined sufficiently to allow recoupment without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The following waived fees or reimbursed expenses are subject to potential recovery expiring in:

AMERICAN BEACON MILEAGE FUNDS

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006


                                                                                          U.S. GOVERNMENT        MUNICIPAL
YEAR                                                                   MONEY MARKET         MONEY MARKET        MONEY MARKET
----                                                                   ------------         ------------        ------------
2007.............................................................        $239,870             $11,563             $11,600
2008.............................................................          25,380              21,889               5,739
2009.............................................................               0              34,016               8,521

         The Funds have not recorded a liability for this potential reimbursement due to the current assessment that a reimbursement is unlikely.

3. FEDERAL INCOME TAXES

         It is the policy of each of the Funds to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income tax provision is required.

         Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the differences arise. Temporary differences are not reflected in the financial records.

         Dividends are categorized in accordance with federal income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

         The tax character of distributions paid for the year ended December 31, 2006 and the year ended December 31, 2005 were as follows (in thousands):

                                        MONEY MARKET                U.S. GOVERNMENT MONEY MARKET           MUNICIPAL MONEY MARKET
                               ------------------------------    ------------------------------     -------------------------------
                                 YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED         YEAR ENDED
                                DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,       DECEMBER 31,
                                   2006              2005            2006             2005              2006               2005
                               -------------    -------------    -------------    -------------     -------------     -------------
DISTRIBUTIONS PAID FROM
ORDINARY INCOME:*
     Mileage Class .........   $       2,226    $       1,317    $         471    $         241                --                --
     Platinum Class ........          13,080            7,885              217               96                --                --
TAX-EXEMPT INCOME:**
     Mileage Class .........              --               --               --               --     $         624     $         437
     Platinum Class ........              --               --               --               --                87                57
                               -------------    -------------    -------------    -------------     -------------     -------------
TOTAL DISTRIBUTIONS ........   $      15,306    $       9,202    $         688    $         337     $         711     $         494
                               =============    =============    =============    =============     =============     =============

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

** Approximately 17% of interest earned was derived from investments in certain private activity bonds for purposes of the federal alternative minimum tax calculation. (unaudited)

         As of December 31, 2006, the components of distributable earnings on a tax basis were the same as book. The cost basis of investments for federal income tax purposes was also the same as the book basis.

         The Funds do not have capital loss carryforwards as of December 31, 2006.

AMERICAN BEACON MILEAGE FUNDS

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006


4. CAPITAL SHARE TRANSACTIONS

         The tables below summarize the activity in capital shares for each class of the Funds (in thousands). Each share is valued at $1.00:

Year Ended December 31, 2006


                                                                                    U.S. GOVERNMENT             MUNICIPAL MONEY
                                                            MONEY MARKET              MONEY MARKET              MARKET MILEAGE
                                                            MILEAGE FUND              MILEAGE FUND                   FUND
                                                       ----------------------   ----------------------      ----------------------
                                                       MILEAGE       PLATINUM    MILEAGE      PLATINUM      MILEAGE       PLATINUM
                                                        CLASS         CLASS      CLASS         CLASS         CLASS          CLASS
                                                       --------      --------   --------      --------      --------      --------
Shares sold ......................................       31,006       129,629      4,653        10,478         8,466        10,177
Reinvestment of dividends ........................        2,139        13,080        469           217           624            87
Shares redeemed ..................................      (35,869)     (153,618)    (3,079)       (9,553)       (7,530)      (10,822)
                                                       --------      --------   --------      --------      --------      --------
Net increase (decrease) in shares outstanding ....       (2,724)      (10,909)     2,043         1,142         1,560          (558)
                                                       ========      ========   ========      ========      ========      ========


Year Ended December 31, 2005


                                                                                    U.S. GOVERNMENT             MUNICIPAL MONEY
                                                            MONEY MARKET              MONEY MARKET               MARKET MILEAGE
                                                            MILEAGE FUND              MILEAGE FUND                    FUND
                                                       ----------------------   ----------------------      ----------------------
                                                       MILEAGE       PLATINUM    MILEAGE      PLATINUM      MILEAGE       PLATINUM
                                                        CLASS         CLASS      CLASS         CLASS         CLASS          CLASS
                                                       --------      --------   --------      --------      --------      --------
Shares sold ....................................         34,921       121,737      4,361        10,125        31,332        10,076
Reinvestment of dividends ......................          1,257         7,884        237            96           437            57
Shares redeemed ................................        (30,969)     (177,594)    (5,673)      (10,629)      (35,107)      (10,823)
                                                       --------      --------   --------      --------      --------      --------
Net increase (decrease) in shares outstanding ..          5,209       (47,973)    (1,075)         (408)       (3,338)         (690)
                                                       ========      ========   ========      ========      ========      ========

AMERICAN BEACON MONEY MARKET MILEAGE FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)




                                                               MILEAGE CLASS
                                 -----------------------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31
                                 -----------------------------------------------------------------------------------
                                   2006               2005              2004               2003             2002
                                 -----------       -----------       -----------       -----------       -----------
NET ASSET VALUE, BEGINNING
  OF PERIOD ................     $      1.00       $      1.00       $      1.00       $      1.00       $      1.00
                                 -----------       -----------       -----------       -----------       -----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income(A) .            0.05              0.03              0.01              0.01              0.01
  Net realized gain on
     investments ...........              --(B)             --(B)             --(B)             --(B)             --(B)
                                 -----------       -----------       -----------       -----------       -----------
Total income from
  investment operations ....            0.05              0.03              0.01              0.01              0.01
                                 -----------       -----------       -----------       -----------       -----------
LESS DISTRIBUTIONS:
  Dividends from net
     investment income .....           (0.05)            (0.03)            (0.01)            (0.01)            (0.01)
  Distributions from net
     realized gains on
     securities ............              --(B)             --(B)             --(B)             --(B)             --(B)
                                 -----------       -----------       -----------       -----------       -----------
Total distributions ........           (0.05)            (0.03)            (0.01)            (0.01)            (0.01)
                                 -----------       -----------       -----------       -----------       -----------
NET ASSET VALUE, END OF
  PERIOD ...................     $      1.00       $      1.00       $      1.00       $      1.00       $      1.00
                                 ===========       ===========       ===========       ===========       ===========
Total return ...............            4.61%             2.75%             0.93%             0.73%             1.29%
                                 ===========       ===========       ===========       ===========       ===========
RATIOS AND SUPPLEMENTAL
  DATA:
  Net assets, end of
     period (in thousands) .     $    47,960       $    50,684       $    45,475       $    49,053       $    63,884
  Ratios to average net
     assets (annualized):(A)
  Expenses, net of waivers .            0.57%             0.58%             0.51%             0.51%             0.63%
  Expenses before waivers ..            0.57%             0.58%             0.51%             0.51%             0.63%
  Net investment income,
     net of waivers ........            4.52%             2.73%             0.91%             0.74%             1.29%
  Net investment income
     (loss), before waivers             4.52%             2.73%             0.91%             0.74%             1.29%





                                                                    PLATINUM CLASS
                                 -----------------------------------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31
                                 -----------------------------------------------------------------------------------
                                    2006               2005              2004              2003              2002
                                 -----------       -----------       -----------       -----------       -----------
NET ASSET VALUE, BEGINNING
  OF PERIOD ................     $      1.00       $      1.00       $      1.00       $      1.00       $      1.00
                                 -----------       -----------       -----------       -----------       -----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income(A) .            0.04              0.02                --(B)             --(B)           0.01
  Net realized gain on
     investments ...........              --(B)             --(B)             --(B)             --(B)             --(B)
                                 -----------       -----------       -----------       -----------       -----------
Total income from
  investment operations ....            0.04              0.02                --                --              0.01
                                 -----------       -----------       -----------       -----------       -----------
LESS DISTRIBUTIONS:
  Dividends from net
     investment income .....           (0.04)            (0.02)               --(B)             --(B)          (0.01)
  Distributions from net
     realized gains on
     securities ............              --(B)             --(B)             --(B)             --(B)             --(B)
                                 -----------       -----------       -----------       -----------       -----------
Total distributions ........           (0.04)            (0.02)               --                --             (0.01)
                                 -----------       -----------       -----------       -----------       -----------
NET ASSET VALUE, END OF
  PERIOD ...................     $      1.00       $      1.00       $      1.00       $      1.00       $      1.00
                                 ===========       ===========       ===========       ===========       ===========
Total return ...............            3.98%             2.14%             0.32%             0.12%             0.81%
                                 ===========       ===========       ===========       ===========       ===========
RATIOS AND SUPPLEMENTAL
  DATA:
  Net assets, end of
     period (in thousands) .     $   338,579       $   349,488       $   397,461       $   431,524       $   554,242
  Ratios to average net
     assets (annualized):(A)
  Expenses, net of waivers .            1.18%             1.18%             1.12%             1.12%             1.10%
  Expenses before waivers ..            1.19%             1.19%             1.18%             1.16%             1.10%
  Net investment income,
     net of waivers ........            3.89%             2.09%             0.30%             0.13%             0.82%
  Net investment income
     (loss), before waivers             3.89%             2.08%             0.24%             0.09%             0.82%

----------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of each Fund's proportionate share of income and expenses of the American Beacon Master Money Market Portfolio.
(B)    Amount is less than $.01 per share.

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET MILEAGE FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                                                  MILEAGE CLASS
                                 ------------------------------------------------------------------------------
                                                             YEAR ENDED DECEMBER 31
                                 ------------------------------------------------------------------------------
                                   2006              2005             2004             2003            2002
                                 ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, BEGINNING
  OF PERIOD ................     $     1.00       $     1.00       $     1.00       $     1.00       $     1.00
                                 ----------       ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income(A) .           0.04             0.03             0.01             0.01             0.01
  Net realized gain on
    investments ............             --(B)            --(B)            --(B)            --(B)            --(B)
                                 ----------       ----------       ----------       ----------       ----------
Total income from investment
  operations ...............           0.04             0.03             0.01             0.01             0.01
                                 ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS:
  Dividends from net
     investment income .....          (0.04)           (0.03)           (0.01)           (0.01)           (0.01)
  Distributions from net
     realized gains on
     securities ............             --(B)            --(B)            --(B)            --(B)            --(B)
                                 ----------       ----------       ----------       ----------       ----------
Total distributions ........          (0.04)           (0.03)           (0.01)           (0.01)           (0.01)
                                 ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF
  PERIOD ...................     $     1.00       $     1.00       $     1.00       $     1.00       $     1.00
                                 ==========       ==========       ==========       ==========       ==========
Total return ...............           4.44%            2.53%            0.76%            0.47%            1.06%
                                 ==========       ==========       ==========       ==========       ==========
RATIOS AND SUPPLEMENTAL
  DATA:
  Net assets, end of
     period (in thousands) .     $   11,947       $    9,904       $   10,979       $   12,126       $   19,636
  Ratios to average net
     assets (annualized):(A)
  Expenses, net of waivers ...         0.70%            0.77%            0.65%            0.77%            0.79%
  Expenses before waivers ....         0.86%            0.86%            0.65%            0.77%            0.80%
  Net investment income,
     net of waivers ..........         4.37%            2.49%            0.75%            0.46%            1.06%
  Net investment income
     (loss), before waivers ..         4.21%            2.40%            0.75%            0.46%            1.05%




                                                              PLATINUM CLASS
                                 -----------------------------------------------------------------------------
                                                            YEAR ENDED DECEMBER 31
                                 -----------------------------------------------------------------------------
                                    2006             2005             2004            2003            2002
                                 ----------       ----------       ----------      ----------       ----------
NET ASSET VALUE, BEGINNING
  OF PERIOD .................    $     1.00       $     1.00       $     1.00      $     1.00       $     1.00
                                 ----------       ----------       ----------      ----------       ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income(A) ..          0.04             0.02               --(B)           --(B)          0.01
  Net realized gain on
    investments .............            --(B)            --(B)            --(B)           --(B)            --(B)
                                 ----------       ----------       ----------      ----------       ----------
Total income from investment
  operations ................          0.04             0.02               --              --             0.01
                                 ----------       ----------       ----------      ----------       ----------
LESS DISTRIBUTIONS:
  Dividends from net
     investment income ......         (0.04)           (0.02)              --(B)           --(B)         (0.01)
  Distributions from net
     realized gains on
     securities .............            --(B)            --(B)            --(B)           --(B)            --(B)
                                 ----------       ----------       ----------      ----------       ----------
Total distributions .........         (0.04)           (0.02)              --              --            (0.01)
                                 ----------       ----------       ----------      ----------       ----------
NET ASSET VALUE, END OF
  PERIOD ....................    $     1.00       $     1.00       $     1.00      $     1.00       $     1.00
                                 ==========       ==========       ==========      ==========       ==========
Total return ................          3.92%            2.09%            0.29%           0.09%            0.69%
                                 ==========       ==========       ==========      ==========       ==========
RATIOS AND SUPPLEMENTAL
  DATA:
  Net assets, end of
     period (in thousands) ..    $    5,103       $    3,961       $    4,369      $    4,681       $    7,405
  Ratios to average net
     assets (annualized):(A).
  Expenses, net of waivers ..          1.20%            1.20%            1.12%           1.14%            1.15%
  Expenses before waivers ...          1.50%            1.48%            1.30%           1.31%            1.21%
  Net investment income,
     net of waivers .........          3.89%            2.04%            0.26%           0.09%            0.74%
  Net investment income
     (loss), before waivers .          3.58%            1.76%            0.08%          (0.08)%           0.68%

----------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of each Fund's proportionate share of income and expenses of the American Beacon Master U.S. Government Money Market Portfolio.
(B)    Amount is less than $.01 per share.

AMERICAN BEACON MUNICIPAL MONEY MARKET MILEAGE FUND

FINANCIAL HIGHLIGHTS
DECEMBER 31, 2006
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                  MILEAGE CLASS
                                 -------------------------------------------------------------------------
                                                             YEAR ENDED DECEMBER 31
                                 -------------------------------------------------------------------------
                                   2006            2005           2004             2003           2002
                                 ----------     ----------     ----------       ----------      ----------
NET ASSET VALUE, BEGINNING
OF PERIOD.....................  $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                ----------      ----------      ----------      ----------      ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income(A)            0.03            0.02            0.01            0.01            0.01
  Net realized gain on
     investments..............          --              --              --              --              --
                                ----------      ----------      ----------      ----------      ----------
Total income from
  investment operations.......        0.03            0.02            0.01            0.01            0.01
                                ----------      ----------      ----------      ----------      ----------
LESS DISTRIBUTIONS:
  Dividends from net
     investment income........       (0.03)          (0.02)          (0.01)          (0.01)          (0.01)
  Distributions from net
     realized gains on
     securities...............          --              --              --              --              --
                                ----------      ----------      ----------      ----------      ----------
Total distributions...........       (0.03)          (0.02)          (0.01)          (0.01)          (0.01)
                                ----------      ----------      ----------      ----------      ----------
NET ASSET VALUE, END
OF PERIOD.....................  $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                ==========      ==========      ==========      ==========      ==========

TOTAL RETURN..................        2.75%           1.80%           0.67%           0.57%           0.77%
                                ==========      ==========      ==========      ==========      ==========
RATIOS AND SUPPLEMENTAL
DATA:
  Net assets, end of
     period (in thousands)      $   23,383      $   21,822      $   25,161      $   25,532      $   24,911
  Ratios to average net
     assets (annualized):(A)
  Expenses, net of waivers            0.75%           0.68%           0.61%           0.59%           0.74%
  Expenses before waivers             0.75%           0.68%           0.61%           0.59%           0.79%
  Net investment income,
     net of waivers                   2.72%           1.78%           0.65%           0.57%           0.77%
  Net investment income
     (loss), before waivers...        2.72%           1.78%           0.65%           0.57%           0.72%


                                                              PLATINUM CLASS
                                 ---------------------------------------------------------------------------
                                                            YEAR ENDED DECEMBER 31
                                 ---------------------------------------------------------------------------
                                     2006            2005            2004            2003           2002
                                  ----------      ----------      ----------      ----------      ----------
NET ASSET VALUE, BEGINNING
OF PERIOD.......................  $     1.00           $1.00      $     1.00      $     1.00      $     1.00
                                  ----------      ----------      ----------      ----------      ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income (A)             0.02            0.01              --(B)           --(B)           --(B)
  Net realized gain on
     investments................          --              --              --              --              --
                                  ----------      ----------      ----------      ----------      ----------
Total income from
  investment operations                 0.02            0.01              --              --              --
                                  ----------      ----------      ----------      ----------      ----------
LESS DISTRIBUTIONS:
  Dividends from net
     investment income..........       (0.02)          (0.01)             --(B)           --(B)           --(B)
  Distributions from net
     realized gains on
     securities.................          --              --              --              --              --
                                  ----------      ----------      ----------      ----------      ----------
Total distributions.............       (0.02)          (0.01)                             --              --
                                  ----------      ----------      ----------      ----------      ----------
NET ASSET VALUE, END
OF PERIOD.......................  $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                  ==========      ==========      ==========      ==========      ==========

TOTAL RETURN....................        2.29%           1.28%           0.19%           0.07%           0.35%
                                  ==========      ==========      ==========      ==========      ==========
RATIOS AND SUPPLEMENTAL
DATA:
  Net assets, end of
     period (in thousands)         $    3,698      $    4,257      $    4,946      $    7,898      $    7,517
  Ratios to average net
     assets (annualized):(A)
  Expenses, net of waivers              1.20%           1.20%           1.08%           1.09%           1.16%
  Expenses before waivers               1.42%           1.32%           1.25%           1.22%           1.23%
  Net investment income,
     net of waivers..............       2.25%           1.23%           0.17%           0.07%           0.34%
  Net investment income
     (loss), before waivers             2.03%           1.11%           0.00%          (0.06)%          0.27%

----------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of each Fund's proportionate share of income and expenses of the American Beacon Master Municipal Money Market Portfolio.

(B)    Amount is less than $.01 per share.

AMERICAN BEACON MASTER TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Trustees and Shareholders of
American Beacon Master Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of American Beacon Master Trust, comprised of the American Beacon Money Market Portfolio, the American Beacon U.S. Government Money Market Portfolio, and the American Beacon Municipal Money Market Portfolio, (collectively, the "Portfolios") as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Beacon Master Trust at December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                          /s/  ERNST & YOUNG LLP

Dallas, TX
February 27, 2007

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006


                                                                                PAR
                                                                               AMOUNT             VALUE
                                                                           -------------      ------------
                                                                               (DOLLARS IN THOUSANDS)
FUNDING AGREEMENTS - 1.18%
 Metropolitan Life Insurance Co., 5.419%, Due 11/21/2007 ++ ..........     $     150,000     $     150,000
                                                                                              ------------
MEDIUM-TERM NOTES - 38.59%
 Abbey National Treasury Services, PLC, 5.374%, Due 6/29/2007 ++ .....           491,615           491,737
 American Honda Finance Corp.,
   5.514%, Due 1/16/2007 ++# .........................................            25,000            25,002
   5.34%, Due 1/26/2007 ++# ..........................................            50,000            50,000
   5.505%, Due 2/20/2007 ++# .........................................            10,000            10,002
   5.328%, Due 7/10/2007 ++# .........................................            33,040            33,042
   5.404%, Due 7/23/2007 ++# .........................................            10,000            10,005
   5.39%, Due 8/23/2007 ++# ..........................................            20,000            20,007
   5.48%, Due 8/23/2007 ++# ..........................................             5,500             5,505
   5.385%, Due 9/19/2007 ++# .........................................            10,000            10,004
   5.484%, Due 10/22/2007 ++# ........................................            10,000            10,011
 ASIF Global Financing,
   5.37%, Due 2/23/2007 ++# ..........................................           238,250           238,251
   5.41%, Due 5/3/2007 ++# ...........................................           107,200           107,234
 Citigroup Global Markets Holdings, Inc., 5.431%, Due 3/16/2007 ++ ...           149,300           149,330
 Citigroup, Inc.,
   5.43%, Due 6/4/2007 ++ ............................................           208,830           208,901
   5.431%, Due 11/1/2007 ++ ..........................................           103,500           103,594
 Credit Suisse USA, Inc.,
   5.874%, Due 2/15/2007 ++ ..........................................            32,604            32,624
   6.063%, Due 3/28/2007 ++ ..........................................            10,000            10,018
   5.47%, Due 4/5/2007 ++ ............................................           215,443           215,503
 General Electric Capital Corp.,
   5.443%, Due 3/9/2007 ++ ...........................................            37,500            37,509
   5.425%, Due 6/22/2007 ++ ..........................................           225,904           226,009
   5.475%, Due 10/17/2007 ++ .........................................           180,000           180,000
   5.43%, Due 1/3/2008 ++ ............................................            67,000            67,068
 Goldman Sachs Group, Inc.,
   5.464%, Due 3/30/2007 ++ ..........................................            64,000            64,019
   5.476%, Due 5/11/2007 ++ ..........................................            70,820            70,846
   5.497%, Due 7/2/2007 ++ ...........................................            64,350            64,399
 HBOS Treasury Services PLC, 5.452%, Due 1/12/2007 ++# ...............            20,000            20,001
 HSBC Finance Corp.,
   5.525%, Due 2/9/2007 ++ ...........................................            20,715            20,720
   5.41%, Due 2/28/2007 ++ ...........................................            23,500            23,502
   5.414%, Due 5/10/2007 ++ ..........................................            39,000            39,009
   5.53%, Due 7/27/2007 ++ ...........................................            86,525            86,615
   5.41%, Due 10/4/2007 ++ ...........................................           115,000           115,064
 MBNA Europe Funding PLC, 5.45%, Due 9/7/2007 ++# ....................           140,525           140,643
 Merrill Lynch & Co, Inc.,
   5.48%, Due 8/27/2007 ++ ...........................................            45,000            45,040


                             See accompanying notes

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS
December 31, 2006


                                                                                PAR
                                                                               AMOUNT             VALUE
                                                                           -------------      ------------
                                                                               (DOLLARS IN THOUSANDS)
  5.499%, Due 10/19/2007 ++ ..........................................     $      83,000     $      83,098
Merrill Lynch & Co., Inc.,
  5.335%, Due 5/29/2007 ++ ...........................................            52,000            51,996
  5.40%, Due 8/24/2007 ++ ............................................            39,830            39,845
Morgan Stanley,
  5.512%, Due 1/12/2007 ++ ...........................................            21,700            21,701
  5.505%, Due 7/27/2007 ++ ...........................................            58,595            58,653
Royal Bank of Scotland PLC,
  5.364%, Due 3/30/2007 ++# ..........................................           278,000           278,017
  5.34%, Due 1/18/2008 ++# ...........................................           150,000           150,000
Toyota Motor Credit Corp.,
  5.335%, Due 3/22/2007 ++ ...........................................            30,000            30,002
  5.33%, Due 6/28/2007 ++ ............................................           100,000           100,011
  5.344%, Due 8/10/2007 ++ ...........................................            60,000            60,012
  5.33%, Due 9/14/2007 ++ ............................................            95,000            95,016
Wachovia Corp.,
  5.428%, Due 2/6/2007 ++ ............................................           153,925           153,938
  5.454%, Due 7/20/2007 ++ ...........................................           179,152           179,266
Wells Fargo & Co.,
  5.426%, Due 3/23/2007 ++ ...........................................           273,500           273,560
  5.423%, Due 9/28/2007 ++ ...........................................           254,641           254,841
  5.36%, Due 1/15/2008 ++# ...........................................           150,000           150,000
                                                                                              ------------
TOTAL MEDIUM-TERM NOTES ..............................................                           4,911,170
                                                                                              ------------
PROMISSORY NOTES - 2.36%
Goldman Sachs Group, Inc., 5.435%, Due 2/9/2007 ++# ..................           300,000           300,000
                                                                                              ------------
CERTIFICATES OF DEPOSIT AND BANK NOTES - 35.58%
Abbey National Treasury Services, PLC, 5.464%, Due 1/16/2007 ++ ......            54,000            54,004
ABN Amro Bank NV, 5.436%, Due 5/11/2007 ++ ...........................            23,170            23,177
Allied Irish Banks PLC, 5.318%, Due 5/3/2007 ++ ......................            50,000            49,993
Bank of Nova Scotia,
  5.305%, Due 6/20/2007 ++ ...........................................           200,000           199,979
  5.356%, Due 10/31/2007 ++ ..........................................            64,860            64,868
BB&T Corp.,
  5.323%, Due 1/24/2007 ++ ...........................................           150,000           150,000
  5.44%, Due 6/4/2007 ++ .............................................            91,380            91,421
  5.324%, Due 8/10/2007 ++ ...........................................            50,000            49,997
BNP Paribas,
  5.305%, Due 6/20/2007 ++ ...........................................           450,000           449,959
  5.31%, Due 10/3/2007 ++ ............................................           100,000            99,982
Branch Banking & Trust Co., 5.37%, Due 11/16/2007 ++ .................           100,000           100,038
Canadian Imperial Bank of Commerce, 5.432%, Due 4/2/2007 ++ ..........            39,000            39,010
Caylon,
  5.344%, Due 8/10/2007 ++ ...........................................           342,000           341,993
  5.30%, Due 9/13/2007 ++ ............................................           185,700           185,666


                             See accompanying notes

                                                                                PAR
                                                                               AMOUNT             VALUE
                                                                           -------------      ------------
                                                                               (DOLLARS IN THOUSANDS)
   5.31%, Due 10/3/2007 ++ ...........................................     $      67,500     $      67,490
 Credit Suisse USA, Inc.,
   5.336%, Due 6/12/2007 ++ ..........................................           150,000           150,000
   5.356%, Due 8/13/2007 ++ ..........................................           125,000           125,003
 HSBC Bank USA, 5.435%, Due 9/21/2007 ++ .............................           203,550           203,709
 JP Morgan Chase Bank, NA, 5.422%, Due 1/12/2007 ++ ..................            63,000            63,001
 M&I Marshall & Ilsley Bank, 5.356%, Due 8/1/2007 ++ .................            50,000            50,000
 National City Bank,
   5.40%, Due 6/4/2007 ++ ............................................            38,000            38,009
   5.32%, Due 10/4/2007 ++ ...........................................           135,000           134,984
 Natixis S.A., 5.35%, Due 6/20/2007 ++ ...............................            25,000            25,002
 Royal Bank of Canada, 5.392%, Due 1/12/2007 ++ ......................            10,000            10,000
 SouthTrust Bank,
   5.425%, Due 3/19/2007 ++ ..........................................            46,000            46,009
   5.42%, Due 6/14/2007 ++ ...........................................            16,170            16,177
 State Street Bank & Trust Co., 5.343%, Due 1/16/2007 ++ .............            59,500            59,500
 SunTrust Banks, Inc., 5.433%, Due 5/17/2007 ++ ......................           167,000           167,047
 US Bank, NA,
   5.337%, Due 1/25/2007 ++ ..........................................           233,000           233,001
   5.361%, Due 3/16/2007 ++ ..........................................            50,000            50,004
   5.383%, Due 9/10/2007 ++ ..........................................           250,000           250,130
   5.402%, Due 10/1/2007 ++ ..........................................           110,750           110,808
 Wachovia Bank, NA, 5.324%, Due 3/30/2007 ++ .........................           200,000           199,999
 Wachovia Corp., 5.353%, Due 9/28/2007 ++ ............................            50,000            50,010
 World Savings Bank FSB,
   5.429%, Due 6/1/2007 ++ ...........................................           178,460           178,517
   5.374%, Due 10/19/2007 ++ .........................................           400,000           400,133
                                                                                              ------------
 TOTAL CERTIFICATES OF DEPOSIT AND BANK NOTES ........................                           4,528,620
                                                                                              ------------
COMMERCIAL PAPER - 10.22%
 Citigroup Funding, Inc., 5.26%, Due 2/7/2007 ........................           150,000           149,189
 FCAR Owner Trust, Series I, 5.27%, Due 3/15/2007 ....................           100,000            98,931
 Fountain Square Commercial Funding,
   5.25%, Due 2/1/2007 # .............................................            32,377            32,230
   5.24%, Due 4/19/2007 # ............................................            51,485            50,676
 Long Lane Master Trust IV,
   5.30%, Due 2/26/2007 # ............................................           158,000           156,697
   5.27%, Due 3/8/2007 # .............................................           118,704           117,557
 Park Avenue Receivables Co. LLC, 5.26%, Due 2/12/2007 ...............            83,000            82,491
 Scaldis Capital LLC, 5.30%, Due 1/25/2007 # .........................            55,262            55,067
 Sheffield Receivables Corp., 5.24%, Due 3/28/2007 # .................            30,000            29,624
 Stanfield Victoria,
   5.27%, Due 1/30/2007 # ............................................            30,000            29,873
   5.26%, Due 3/12/2007 # ............................................            45,000            44,540
 Three Rivers Funding Corp.,
   5.34%, Due 1/4/2007 # .............................................            75,929            75,895

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006


                                                                                                   PAR
                                                                                                  AMOUNT             VALUE
                                                                                               -------------      ------------
                                                                                                  (DOLLARS IN THOUSANDS)
  5.33%, Due 1/16/2007 # .................................................................     $      42,224     $      42,130
 Yorktown Capital LLC,
  5.305%, Due 2/1/2007 ...................................................................           240,000           238,904
  5.285%, Due 2/15/2007 ..................................................................            98,273            97,624
                                                                                                                  ------------
 TOTAL COMMERCIAL PAPER                                                                                              1,301,428
                                                                                                                  ------------
TIME DEPOSITS - 9.11%
 Deutsche Bank AG, 5.25%, Due 1/2/2007 ...................................................           110,000           110,000
 ING Bank, NV, 5.26%, Due 1/2/2007 .......................................................           425,000           425,000
 Societe Generate, 5.313%, Due 1/2/2007 ..................................................           625,000           625,000
                                                                                                                  ------------
 TOTAL TIME DEPOSITS                                                                                                 1,160,000
                                                                                                                  ------------

REPURCHASE AGREEMENTS - 2.52%
 Barclays Capital, Inc., 5.31%, Due 1 /2/2007 (Collateral held at
   Bank of New York, FHLMC 4.478% - 5.632%, Due 10/1/2024 - 3/1/2036;
   and FNMA 3.517% - 7.376%, Due 1/1/2028 - 11/1/2036, Total Value $76,169)                           75,000            75,000
 Goldman Sachs, 5.34%, Due 1/2/2007 (Collateral held at Bank of New York, FNMA 5.0% - 6.5%,
   Due 3/1/2019 - 12/1/2036, Total Value $250,069) .......................................           246,267           246,267
                                                                                                                  ------------
 TOTAL REPURCHASE AGREEMENTS                                                                                           321,267
                                                                                                                  ------------
TOTAL INVESTMENTS - 99.56% (Cost $12,672,485)                                                                     $ 12,672,485
OTHER ASSETS, NET OF LIABILITIES - 0.44%                                                                                55,684
                                                                                                                  ------------
TOTAL NET ASSETS - 100.00%                                                                                        $ 12,728,169
                                                                                                                  ============


         Percentages are stated as a percent of net assets.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,192,013 or 17.22% of net assets. The Fund has no right to demand registration of these securities.



                             See accompanying notes

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS

DECEMBER 31, 2006

                                                                                                 PAR
                                                                                                AMOUNT             VALUE
                                                                                             -------------     -------------
                                                                                                 (DOLLARS IN THOUSANDS)
U.S. AGENCY OBLIGATIONS - 5.14%
FEDERAL HOME LOAN BANK - 3.19%
    5.23%, Due 4/4/2007 ++ .............................................................     $      10,000     $       9,999
    3.875%, Due 6/8/2007 ...............................................................             5,000             4,970
                                                                                                     3,000             2,999
                                                                                                               -------------
    5.21%, Due 6/8/2007 ++ .............................................................                              17,968
                                                                                                               -------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.63%
    5.18%, Due 1/2/2007 # ..............................................................             9,210             9,209
                                                                                                               -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.32%
    5.11%, Due 5/31/2007 # .............................................................               566               554
    5.105%, Due 6/1/2007 # .............................................................             1,250             1,223
                                                                                                               -------------
                                                                                                                       1,777
                                                                                                               -------------
  TOTAL U.S. AGENCY OBLIGATIONS                                                                                       28,954
                                                                                                               -------------
REPURCHASE AGREEMENTS - 94.81%
  Banc of America Securities, LLC, 5.313%, Due 1/2/2007 (Collateral held at Bank
    of New York, FHLMC 5.0%,  Due 5/1/2035, Total Value - $152,386) ....................           150,000           150,000
  Barclays Capital, Inc., 5.31%, Due 1/2/2007 (Collateral held at Bank of New York,
    FHLMC 4.442% - 7.329%, Due 1/1/2028 - 12/1/2036; and FNMA 5.0% - 6.995%,
    Due 1/1/2028 - 11/1/2036,  Total Value - $203,219) .................................           200,000           200,000
  Goldman Sachs, 5.34%, Due 1/2/2007 (Collateral held at Bank of New York,
    FNMA 5.0%, Due 2/1/2036, Total Value - $187,072) ...................................           184,142           184,143
                                                                                                               -------------
  TOTAL REPURCHASE AGREEMENTS                                                                                        534,143
                                                                                                               -------------
TOTAL INVESTMENTS - 99.95% (COST   $563,097)                                                                   $     563,097
OTHER ASSETS, NET OF LIABILITIES - 0.05%                                                                                 299
                                                                                                               -------------
TOTAL NET ASSETS - 100.00%                                                                                     $     563,396
                                                                                                               =============



         Percentages are stated as a percent of net assets.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

#        Rates represent discount rate.


                             See accompanying notes

AMERICAN BEACON MASTER MUNICIPAL MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006



                                                                                                             PAR
                                                                                                            AMOUNT        VALUE
                                                                                                          ---------     ----------
                                                                                                           (DOLLARS IN THOUSANDS)
ALABAMA - 6.22%
   Infirmary Health System Special Care Facilities Financial Authority of
     Mobile Revenue Bonds, Series 2006A, 3.91%, Due 2/1/2040, LOC Bank of Nova Scotia ...............     $   1,000     $    1,000
   Mobile Industrial Development Board, Series 1999A (Holnam, Inc. Project),
     Variable Rate Demand Dock and Wharf Revenue Refunding Bonds, 3.89%, Due 6/1/2032,
     LOC Bayerische Landesbank ......................................................................         1,000          1,000
                                                                                                                        ----------
   TOTAL ALABAMA ....................................................................................                        2,000
                                                                                                                        ----------

COLORADO - 7.08%
   Colorado Educational and Cultural Facilities Variable Rate Demand Revenue Bonds,
     Series A7, (National Jewish Federation Bond Program), 4.00%, Due 7/1/2029,
     LOC Bank of America, NA ........................................................................           975            975
   University of Colorado Hospital System Revenue Bonds, Series 2004B, 3.90%,
     Due 11/15/2035, LOC Citibank, NA ...............................................................         1,300          1,300
                                                                                                                        ----------
   TOTAL COLORADO ...................................................................................                        2,275
                                                                                                                        ----------

FLORIDA - 16.59%
   Alachua County, Florida Housing Financial Authority, Multi-family Housing Revenue Bonds,
     Series 2001, (University Cove Apartment Project), 3.95%, Due 6/15/2034, LOC
     Federal National Mortgage Association ..........................................................         1,830          1,830
   Florida Gulf Coast University Financing Corp. Revenue Bonds, Series 2003, 4.03%,
     Due 12/1/2033, LOC Wachovia Bank, NA ...........................................................         1,000          1,000
   Orange County Health Facilities Authority, Variable Rate Demand Revenue Bonds, Series 1992,
     (Adventist Health System/Sunbelt, Inc.), 3.98%, Due 11/15/2014, LOC Suntrust Bank ..............           900            900
   University Athletic Association, Inc. Revenue Bonds, Series 2001 Bonds, 4.00%,
     Due 10/1/2031, LOC Suntrust Bank ...............................................................         1,605          1,605
                                                                                                                        ----------
   TOTAL FLORIDA ....................................................................................                        5,335
                                                                                                                        ----------

ILLINOIS - 4.98%
   Illinois Finance Authority Variable Rate Revenue Bonds, Series 2005B, 4.05%, Due 5/15/2035,
     LOC JP Morgan Chase ............................................................................         1,600          1,600
                                                                                                                        ----------

INDIANA - 3.11%
   Fort Wayne, Indiana Industrial Economic Development Revenue Bonds, Series 1989, (ND-Tech
     Corporation Project), 4.02%, Due 7/1/2009, LOC Comerica Bank ...................................         1,000          1,000
                                                                                                                        ----------

KENTUCKY - 6.95%
   Breckinridge County, Kentucky Lease Program Revenue Bonds, Series A, 4.00%, Due 2/1/2032,
     LOC US Bank, NA ................................................................................         1,136          1,136
   Carroll County, Kentucky Solid Waste Disposal Revenue Bonds, Series 2001, (North American
     Stainless, L.P.), 3.99%, Due 5/1/2031, LOC Fifth Third Bank ....................................         1,100          1,100
                                                                                                                        ----------
   TOTAL KENTUCKY ...................................................................................                        2,236
                                                                                                                        ----------

MARYLAND - 5.22%
   Montgomery County, Maryland Variable Rate Housing Revenue Bonds, Series 1997, Issue I (The Grand),
     3.94%, Due 6/1/2030, LOC Federal National Mortgage Association .................................         1,680          1,680
                                                                                                                        ----------

MICHIGAN - 5.52%
   Michigan State Housing Development Authority, Series 2000 (River Place Plaza Apartments), Variable
     Rate Limited Obligation Multi-family Housing Revenue Refunding Bonds, 3.95%, Due 6/1/2018,
     LOC Bank of New York ...........................................................................         1,775          1,775
                                                                                                                        ----------

NEVADA - 3.11%
   Nevada Housing Divison-Variable Rate Demand Multi-Unit Housing Revenue Bonds, Series 2004,
     (Sundance Village Apartments), 3.95%, Due 10/1/2035, LOC Citibank, NA ..........................         1,000          1,000
                                                                                                                        ----------


                             See accompanying notes

AMERICAN BEACON MASTER MUNICIPAL MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006



                                                                                               PAR
                                                                                              AMOUNT           VALUE
                                                                                          -------------     -------------
                                                                                              (DOLLARS IN THOUSANDS)
NEW YORK - 10.51%
  Dutchess County Industrial Development Agency Variable Rate Demand Civic
    Facility Revenue Bonds, Series 2002, 3.88%, Due 10/1/2032,
    LOC Allied Irish Bank, PLC ......................................................     $         980     $         980
  New York City Housing Development Corporation, Multi-Family Mortgage Revenue Bonds,
    Series 2002A, (First Avenue Development), 3.93%, Due 10/15/2035,
    LOC Federal National Mortgage Association .......................................               800               800
  New York State Housing Finance Agency, 66 West 38th Street Housing Revenue Bonds,
    Series 2000A, 3.91%, Due 5/15/2033, LOC Federal National Mortgage Association ...             1,600             1,600
                                                                                                            -------------
  TOTAL NEW YORK ....................................................................                               3,380
                                                                                                            -------------

OHIO - 5.29%
  Ohio Water Development Authority, Environmental Improvement Revenue Bonds,
    Series 2000B, (Waste Management, Incorporated Project), 4.05%, Due 7/1/2020,
    LOC Fleet National Bank .........................................................             1,700             1,700
                                                                                                            -------------
PENNSYLVANIA - 7.15%
  Delaware County, Pennsylvania Pollution Control, Series 1999A, 4.00%,
    Due 4/1/2021, LOC Wachovia Bank, NA .............................................               800               800
  Indiana County Industrial Development Authority Refunding Bonds,
    Series 2003A (Exelon Generation), 4.07%, Due 6/1/2027, LOC BNP Paribas ..........             1,500             1,500
                                                                                                            -------------
  TOTAL PENNSYLVANIA ................................................................                               2,300
                                                                                                            -------------
TEXAS - 3.73%
  City of Midlothian, Texas Industrial Development Corporation,
    Environmental Facilities Revenue Bonds, Series 1999, (Holnam Texas Limited
    Partnership Project), 3.96%, Due 9/1/2031, LOC Bank One, NA .....................             1,200             1,200
                                                                                                            -------------

UTAH - 3.58%
  Morgan County, Utah Solid Waste Disposal Revenue Bonds, Series 1996,
    (Holman, Inc. Project), 3.95%, Due 8/1/2031, LOC Wachovia Bank, NA ..............             1,150             1,150
                                                                                                            -------------

WASHINGTON - 3.11%
 Washington State Housing Finance Commission Variable Rate
   Demand Non-Profit Revenue Bonds, Series 2005, (Seattle Art Museum Project),
   3.91%, Due 7/1/2033, LOC Allied Irish Bank, PLC ..................................             1,000             1,000
                                                                                                            -------------

WYOMING - 4.67%
 Sweetwater County, Wyoming Pollution Control Revenue Refunding Bonds,
   Series 1990A, (Pacificorp Project), 3.91%, Due 7/1/2015,
   LOC Barclays Bank, PLC ...........................................................             1,500             1,500
                                                                                                            -------------

                                                                                             SHARES
                                                                                          -------------
SHORT TERM INVESTMENTS - 2.29%
   BlackRock Provident MuniCash Fund ................................................           106,013               106
   Federated Municipal Obligations Fund .............................................           843,108               843
                                                                                                            -------------
   TOTAL SHORT TERM INVESTMENTS .....................................................                                 949
                                                                                                            -------------
TOTAL INVESTMENTS - 99.77% (COST $32,080) ...........................................                       $      32,080

OTHER ASSETS, NET OF LIABILITIES - 0.23% ............................................                                  74
                                                                                                            -------------
TOTAL NET ASSETS - 100.00% ..........................................................                       $      32,154
                                                                                                            =============

Percentages are stated as a percent of net assets.

For municipal obligations, rates associated with money market securities represent yield to maturity or yield to next reset date.





                             See accompanying notes

AMERICAN BEACON MASTER TRUST PORTFOLIOS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006 (IN THOUSANDS)


                                                                                            U.S. GOVERNMENT    MUNICIPAL MONEY
                                                                           MONEY MARKET       MONEY MARKET         MARKET
                                                                           -------------    ---------------    -------------
ASSETS:
    Investment in securities at value (cost - $12,351,218,
    $28,954 and $32,080, respectively) ...............................     $  12,351,218     $      28,954     $      32,080
    Repurchase agreement (cost - $321,267, $534,143 and $0,
    respectively) ....................................................           321,267           534,143                --
    Dividends and interest receivable ................................            57,056               389                93
    Prepaid expenses .................................................                 7                --                --
                                                                           -------------     -------------     -------------
         TOTAL ASSETS ................................................        12,729,548           563,486            32,173
                                                                           -------------     -------------     -------------

LIABILITIES:
    Management and investment advisory fees payable (Note 2) .........             1,140                48                 4
    Other Liabilities ................................................               239                42                15
                                                                           -------------     -------------     -------------
         TOTAL LIABILITIES ...........................................             1,379                90                19
                                                                           -------------     -------------     -------------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS .............     $  12,728,169     $     563,396     $      32,154
                                                                           =============     =============     =============


                             See accompanying notes

AMERICAN BEACON MASTER TRUST PORTFOLIOS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006 (IN THOUSANDS)


                                                                                  U.S. GOVERNMENT    MUNICIPAL MONEY
                                                                  MONEY MARKET     MONEY MARKET          MARKET
                                                                 -------------    ---------------    --------------

INVESTMENT INCOME:
    Interest Income ........................................     $     542,409     $      17,620     $       1,102
    Other Income ...........................................                --                --                --
                                                                 -------------     --------------    --------------
    TOTAL INVESTMENT INCOME ................................           542,409            17,620             1,102
                                                                 -------------     --------------    --------------
EXPENSES:
    Management and investment advisory fees (Note 2) .......            10,562               346                32
    Custodian fees .........................................               437                14                 1
    Professional fees ......................................                86                23                21
    Other expenses .........................................               431                40                 1
                                                                 -------------     --------------    --------------
TOTAL EXPENSES .............................................            11,516               423                55
                                                                 -------------     --------------    --------------
NET INVESTMENT INCOME ......................................           530,893            17,197             1,047
                                                                 -------------     --------------    --------------
REALIZED GAIN ALLOCATED FROM PORTFOLIO
     Net realized gain on investments ......................                12                 1                --
                                                                 -------------     --------------    --------------
NET GAIN ON INVESTMENTS ....................................                12                 1                --
                                                                 -------------     --------------    --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......     $     530,905     $      17,198     $       1,047
                                                                 =============     ==============    ==============



                             See accompanying notes

AMERICAN BEACON MASTER TRUST PORTFOLIOS

STATEMENT OF CHANGES IN NET ASSETS
(IN THOUSANDS)


                                                MONEY MARKET           U.S. GOVERNMENT MONEY MARKET        MUNICIPAL MONEY MARKET
                                       ----------------------------   ------------------------------      ------------------------
                                          YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                       ----------------------------   ------------------------------      ------------------------
                                            2006           2005            2006              2005            2006           2005
                                       -------------   ------------   -------------      -----------      ----------    ----------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income .........    $     530,893   $    218,128   $      17,197      $     7,700      $    1,047    $      837
    Net realized gain (loss) on
      investments .................               12             18               1                6              --            --
                                       -------------   ------------   -------------      -----------      ----------    ----------
        TOTAL INCREASE IN NET
        ASSETS RESULTING FROM
        OPERATIONS ...............           530,905        218,146          17,198            7,706           1,047           837
                                       -------------   ------------   -------------      -----------      ----------    ----------
TRANSACTIONS IN INVESTORS'
BENEFICIAL INTERESTS:
    Contributions ................       131,682,048     98,275,830       3,002,184        1,782,252          39,850        56,703
    Withdrawals ..................      (126,270,825)   (97,144,356)     (2,695,546)      (1,799,917)        (39,239)      (62,338)
                                       -------------   ------------   -------------      -----------      ----------    ----------
        NET INCREASE (DECREASE) IN
        NET ASSETS RESULTING FROM
        TRANSACTIONS IN INVESTORS'
        BENEFICIAL INTERESTS .....         5,411,223      1,161,474         306,638          (17,665)            611        (5,635)
                                       -------------   ------------   -------------      -----------      ----------    ----------
        NET INCREASE (DECREASE) IN
        NET ASSETS ...............         5,942,128      1,379,620         323,836           (9,929)          1,658        (4,798)
                                       -------------   ------------   -------------      -----------      ----------    ----------
NET ASSETS:
    Beginning of period ..........         6,786,041      5,406,421         239,560          249,519          30,496        35,294
                                       -------------   ------------   -------------      -----------      ----------    ----------
    END OF PERIOD ................     $  12,728,169   $  6,786,041   $     563,396      $   239,560      $   32,154    $   30,496
                                       =============   ============   =============      ===========      ==========    ==========


                             See accompanying notes

AMERICAN BEACON MASTER TRUST PORTFOLIOS

FINANCIAL HIGHLIGHTS


                                                                                     MONEY MARKET
                                                       ----------------------------------------------------------------------
                                                                               YEAR END DECEMBER 31, 2006
                                                       ----------------------------------------------------------------------
                                                        2006            2005            2004            2003            2002
                                                       ------          ------          ------          ------          ------
Total return ................................            5.09%           3.25%           1.34%           1.13%           1.81%
Ratios to average net assets (annualized):
   Expenses .................................            0.11%           0.11%           0.11%           0.11%           0.11%
   Net investment income ....................            5.03%           3.20%           1.30%           1.14%           1.81%





                                                                              U.S. GOVERNMENT MONEY MARKET
                                                       ----------------------------------------------------------------------
                                                                               YEAR END DECEMBER 31, 2006
                                                       ----------------------------------------------------------------------
                                                        2006            2005            2004            2003            2002
                                                       ------          ------          ------          ------          ------
Total return ................................            5.04%           3.19%           1.30%           1.11%           1.74%
Ratios to average net assets (annualized):
   Expenses .................................            0.12%           0.12%           0.11%           0.12%           0.12%
   Net investment income ....................            4.97%           3.15%           1.30%           1.13%           1.71%



                                                                                  MUNICIPAL MONEY MARKET
                                                       ----------------------------------------------------------------------
                                                                               YEAR END DECEMBER 31, 2006
                                                       ----------------------------------------------------------------------
                                                        2006            2005            2004            2003            2002
                                                       ------          ------          ------          ------          ------
Total return ................................            3.34%           2.38%           1.18%           1.08%           1.39%
Ratios to average net assets (annualized):
   Expenses .................................            0.17%           0.11%           0.11%           0.12%           0.12%
   Net investment income ....................            3.30%           2.35%           1.14%           1.05%           1.39%

AMERICAN BEACON MASTER TRUST

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

         American Beacon Master Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company that was organized as a trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of November 1, 2004. Prior to November 1, 2004, the Trust was organized as a trust under the laws of the State of New York. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the American Beacon Master Money Market Portfolio, American Beacon Master U.S. Government Money Market Portfolio and American Beacon Master Municipal Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). The objective of each Portfolio is current income, liquidity and the maintenance of a stable price of $1.00 per share. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

         American Beacon Advisors, Inc. (the "Manager"), is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

         The following is a summary of the significant accounting policies followed by the Portfolios.

SECURITY VALUATION

         Securities of the Portfolios are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

         Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

FEDERAL INCOME TAXES

         The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code.

REPURCHASE AGREEMENTS

         Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank that are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or U.S. Government agency securities and are valued at cost, which approximates market value. All collateral is held at the custodian bank. The collateral is monitored daily by the Manager so that the collateral's market value exceeds the carrying value of the repurchase agreement plus accrued interest.

AMERICAN BEACON MASTER TRUST

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

USE OF ESTIMATES

         The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

         On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance on how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, the Manager is evaluating the implications of FIN 48 and its potential impact on the financial statements. The Fund's net asset value per share will reflect FIN 48 adjustments no later than June 29, 2007, and any adjustments will be reflected in the Fund's semi-annual report to shareholders.

         In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The Manager is evaluating the impact of FAS 157; however, it is not expected to have a material impact on the Funds' net assets or results of operations.


OTHER

         Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. TRANSACTIONS WITH AFFILIATES

MANAGEMENT AGREEMENT

         The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment advisor to each of the Portfolios. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolios 0.10% of the average daily net assets of each of the Portfolios.

AMERICAN BEACON MASTER TRUST

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006


INTERFUND LENDING PROGRAM

         Pursuant to an exemptive order by the Securities and Exchange Commission, the Portfolios, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Money Market Portfolio to lend money to other participating series managed by the Manager. For the twelve months ended December 31, 2006, the Money Market Portfolio earned $2,108 under the credit facility. This amount is included in interest income on the financial statements.

AMERICAN BEACON MILEAGE FUNDS

TAX INFORMATION FOR THE TAX YEAR ENDED DECEMBER 31, 2006
(UNAUDITED)


         We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

         The distributions to shareholders during the tax year ended December 31, 2006 include short-term capital gains as follows:

         Money Market Mileage Fund                                $  372
         U.S. Government Money Market Mileage Fund                    29
         Municipal Money Market Mileage Fund                          --

         We are required by Internal Revenue Code to advise you within 60 days of the Funds' fiscal year end as to the federal tax status of dividends paid by the Funds during its fiscal year ended December 31, 2006. For purposes of preparing your annual federal income tax returns, you should report the amounts reflected on your Form 1099-INT. Of the ordinary dividends paid, the percentage of income exempt from federal income taxes is as follows:

         Money Market Mileage Fund                                   0.0%
         U.S. Government Money Market Mileage Fund                   0.0%
         Municipal Money Market Mileage Fund                       100.0%

         Of ordinary dividends paid to shareholders during the tax year ended December 31, 2006, the percentage of income derived from U.S. Treasury obligations is as follows:


         Money Market Mileage Fund                                   0.0%
         U.S. Government Money Market Mileage Fund                   0.0%
         Municipal Money Market Mileage Fund                         0.0%

TRUSTEES AND OFFICERS OF THE AMERICAN BEACON MILEAGE FUNDS AND THE AMERICAN BEACON MASTER TRUST
(UNAUDITED)


         The Trustees and officers of the American Mileage Beacon Funds (the "Trust") and the American Beacon Master Trust (the "Master Trust") are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-seven funds in the fund complex that includes the Trust, the American Beacon Master Trust, the American Beacon Funds, and the American Beacon Select Funds. The Trust's Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-658-5811.


                               POSITION, TERM OF
                               OFFICE AND LENGTH
                               OF TIME SERVED          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS          WITH THE TRUST          AND CURRENT DIRECTORSHIPS
---------------------          --------------          -------------------------
INTERESTED TRUSTEES

                               TERM

                               Lifetime of Trust
                               until removal,
                               resignation or
                               retirement*

                               Trustee and              Chairman and CEO (2006-Present) and President
                               President since          (1986-2006), American BeaconAdvisors, Inc.; Chairman
William F. Quinn** (58)        1987                     (1989-2003) and Director (1979-1989, 2003-Present),
                                                        American Airlines Federal Credit Union; Director,
                                                        Crescent Real Estate Equities, Inc. (1994-Present);
                                                        Director, Pritchard, Hubble & Herr, LLC (investment
                                                        advisor) (2001-2006); Director of Investment
                                                        Committee, Southern Methodist University Endowment
                                                        Fund (1996-Present); Member, Southern Methodist
                                                        University Cox School of Business Advisory Board
                                                        (1999-2002); Member, New York Stock Exchange Pension
                                                        Manager Committee (1997-1998, 2000-2002,
                                                        2006-Present); Chairman (2007-Present) and Vice
                                                        Chairman (2004-2006), Committee for the Investment of
                                                        Employee Benefits; Chairman, Committee for the
                                                        Investment of Employee Benefits Defined Benefit
                                                        Sub-Committee (2002-2004); Director, United Way of
                                                        Metropolitan Tarrant County (1988-2000,
                                                        2004-Present); Trustee, American Beacon Mileage Funds
                                                        (1995-Present); Trustee, American Beacon Select Funds
                                                        (1999-Present); Trustee, American Beacon Master Trust
                                                        (1995-Present).

Alan D. Feld** (69)            Trustee since 1996      Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (law
                                                       firm) (1960-Present); Director, Clear Channel
                                                       Communications (1984-Present); Trustee, CenterPoint
                                                       Properties (1994-Present); Trustee, American Beacon
                                                       Mileage Funds (1996-Present); Trustee, American
                                                       Beacon Select Funds (1999-Present); Trustee, American
                                                       Beacon Master Trust (1996-Present).

NON-INTERESTED TRUSTEES        TERM

                               Lifetime of Trust
                               until removal,
                               resignation or
                               retirement*

W. Humphrey Bogart (62)        Trustee since 2004      Consultant, New River Canada Ltd. (mutual fund
                                                       servicing company) (1998-2003); Board Member, Baylor
                                                       University Medical Center Foundation (1992-2004);
                                                       President and CEO, Allmerica Trust Company, NA
                                                       (1996-1997); President and CEO, Fidelity Investments
                                                       Southwest Company (1983-1995); Senior Vice President
                                                       of Regional Centers, Fidelity Investments
                                                       (1988-1995); Trustee, American Beacon Mileage Funds
                                                       (2004-Present); Trustee, American Beacon Select Funds
                                                       (2004-Present); Trustee, American Beacon Master Trust
                                                       (2004-Present).

TRUSTEES AND OFFICERS OF THE AMERICAN BEACON MILEAGE FUNDS AND THE AMERICAN BEACON MASTER TRUST
(UNAUDITED)

                               POSITION, TERM OF
                               OFFICE AND LENGTH
                               OF TIME SERVED          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
                               WITH THE TRUST          AND CURRENT DIRECTORSHIPS
                               --------------          -------------------------
NON-INTERESTED TRUSTEES
(CONT.)

Brenda A. Cline (45)           Trustee since 2004      Executive Vice President, Chief Financial Officer,
                                                       Treasurer and Secretary, Kimbell Art Foundation
                                                       (1993-Present); Trustee, Texas Christian University
                                                       (1998-Present); Trustee, W.I. Cook Foundation, Inc.
                                                       (d/b/a Cook Children's Health Foundation)
                                                       (2001-Present); Director, Christian Church Foundation
                                                       (1999-Present); Trustee, American Beacon Mileage
                                                       Funds (2004-Present); Trustee, American Beacon Select
                                                       Funds (2004-Present); Trustee, American Beacon Master
                                                       Trust (2004-Present).

Richard A. Massman (63)        Trustee since 2004      Senior Vice President and General Counsel, Hunt
                                                       Consolidated, Inc. (holding company engaged in
                                                       energy, real estate, farming, ranching and venture
                                                       capital activities) (1994-Present); Trustee, American
                                                       Beacon Mileage Funds (2004-Present); Trustee,
                                                       American Beacon Select Funds (2004-Present); Trustee,
                                                       American Beacon Master Trust (2004-Present).

Stephen D. O'Sullivan (71)     Trustee since 1987      Consultant (1994-Present); Trustee, American Beacon
                                                       Mileage Funds (1995-Present); Trustee, American Beacon
                                                       Select Funds (1999-Present);  Trustee, American Beacon
                                                       Master Trust (1995-Present).


R. Gerald Turner (60)          Trustee since 2001      President, Southern Methodist University (1995-Present); Director,
225 Perkins Admin. Bldg.                               ChemFirst (1986-2002); Director, J.C. Penney Company, Inc.
Southern Methodist Univ.                               (1996-Present); Director, California Federal Preferred Capital Corp.
Dallas, Texas 75275                                    (2001-2003); Director, Kronus Worldwide Inc. (chemical manufacturing)
                                                       (2003-Present); Director, First Broadcasting Investment Partners, LLC
                                                       (2003-Present); Member, United Way of Dallas Board of Directors;
                                                       Member, Salvation Army of Dallas Board of Directors; Member, Methodist
                                                       Hospital Advisory Board; Member, Knight Commission on Intercollegiate
                                                       Athletics; Trustee, American Beacon Mileage Funds (2001-Present);
                                                       Trustee, American Beacon Select Funds (2001-Present); Trustee,
                                                       American Beacon Master Trust (2001-Present).

Kneeland Youngblood (50)       Trustee since 1996      Managing Partner, Pharos Capital Group, LLC (a
100 Crescent Court             Chairman since          private equity firm) (1998-Present); Director, Burger
Suite 1740                     2005                    King Corporation (2004-Present); Trustee, City of
Dallas, Texas 75201                                    Dallas, Texas Employee Retirement Fund
                                                       (2004-Present); Trustee, The Hockaday School
                                                       (1997-2005); Director, Starwood Hotels and Resorts
                                                       (2001-Present); Member, Council on Foreign Relations
                                                       (1995-Present); Director, Just For the Kids
                                                       (1995-2001); Director, L&B Realty Advisors
                                                       (1998-2000); Trustee, Teachers Retirement System of
                                                       Texas (1993-1999); Director, Starwood Financial Trust
                                                       (1998-2001); Trustee, St. Mark's School of Texas
                                                       (2002-Present); Trustee, American Beacon Mileage
                                                       Funds (1996-Present); Trustee, American Beacon
                                                       Select Funds (1999-Present); Trustee, American Beacon
                                                       Master Trust (1996-Present).


TRUSTEES AND OFFICERS OF THE AMERICAN BEACON MILEAGE FUNDS AND THE AMERICAN BEACON MASTER TRUST
(UNAUDITED)


                               POSITION, TERM OF
                               OFFICE AND LENGTH
                               OF TIME SERVED          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS          WITH THE TRUST          AND CURRENT DIRECTORSHIPS
---------------------          --------------          -------------------------
OFFICERS

                               TERM

                               One Year

Rosemary K. Behan (47)         VP, Secretary and       Vice President, Legal and Compliance, American Beacon Advisors, Inc.
                               Chief Legal             (2006-Present); Assistant General Counsel, First Command Financial
                               Officer since 2006      Planning, Inc. (2004-2006); Enforcement Attorney (2002-2004) and
                                                       Branch Chief (2000-2002); Securities and Exchange Commission.



Brian E. Brett (46)            VP since 2004           Vice President, Director of Sales, American Beacon Advisors, Inc.
                                                       (2004-Present); Regional Vice President, Neuberger Berman, LLC
                                                       (investment advisor) (1996-2004).


Michael W. Fields (52)         VP since 1989           Vice President, Fixed Income Investments, American Beacon Advisors,
                                                       Inc. (1988-Present).



                               Treasurer since         Vice President, Finance, American Beacon Advisors, Inc.
Rebecca L. Harris (40)         1995                    (1995-Present).


Christina E. Sears (35)        Chief Compliance        Chief Compliance Officer, American Beacon Advisors, Inc.
                               Officer since 2004      (2004-Present); Senior Compliance Analyst, American Beacon Advisors,
                               and Asst.               Inc. (1998-2004).
                               Secretary since
                               1999


----------

* The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 72, with the exception of Messrs. Quinn and O'Sullivan.

** Messrs. Quinn and Feld are deemed to be "interested persons" of the Trust, as defined by the 1940 Act. Mr. Quinn is Chairman of the Manager. Mr. Feld's law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two years to one or more of the Trust's Investment advisors.

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                                       40

(LIGHTHOUSE LOGO)



                      (This page intentionally left blank)

                          (AMERICAN BEACON FUNDS LOGO)

--------------------------------------------------------------------------------

DELIVERY OF DOCUMENTS

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.

If you invest in the Funds through a financial institution, you may be able to receive the Funds' regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution's name or contact your financial institution directly.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:




               (KEYBOARD GRAPHIC)                                  (MOUSE GRAPHIC)

                   BY E-MAIL:                                     ON THE INTERNET:

       American-Beacon.Funds@ambeacon.com         Visit our website at www.americanbeaconfunds.com





-------------------------------------------------------------------------------




               (TELEPHONE GRAPHIC)                                (MAILBOX GRAPHIC)

                  BY TELEPHONE:                                       BY MAIL:






      Mileage Class(R)             Platinum Class(SM)             Mileage Class(R)             Platinum Class(SM)
     ------------------            -------------------           ------------------            -------------------
     Call (800) 388-3344           Call (800) 967-9009          American Beacon Funds         American Beacon Funds
                                                                   P.O. Box 219643         4151 Amon Carter Blvd., MD
                                                             Kansas City, MO 64121-9643               2450
                                                                                              Fort Worth, TX 76155




-------------------------------------------------------------------------------





 AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES    AVAILABILITY OF PROXY VOTING POLICY AND
                                                                      RECORDS

In addition to the Schedule of Investments        A description of the policies and procedures
provided in each semi-annual and annual           that the Funds use to determine how to vote
report, each Fund files a complete schedule of    proxies relating to portfolio securities is
its portfolio holdings with the Securities and    available in each Fund's Statement of
Exchange Commission ("SEC") on Form N-Q as of     Additional Information, which may be obtained
the first and third fiscal quarters. The          free of charge by calling 1-800-967-9009 or by
Funds' Forms N-Q are available on the SEC's       accessing the SEC's website at www.sec.gov.
website at www.sec.gov. The Forms N-Q may also    Each Fund's proxy voting record for the most
be reviewed and copied at the SEC's Public        recent year ended June 30 is filed annually
Reference Room, 450 Fifth Street, NW,             with the SEC on Form N-PX. The Funds' Forms N-
Washington, DC 20549. Information regarding       PX are available on the SEC's website at
the operation of the SEC's Public Reference       www.sec.gov. Each Fund's proxy voting record
Room may be obtained by calling 1-800-SEC-        may also be obtained by calling 1-800-967-
0330. A complete schedule of each Fund's          9009.
portfolio holdings is also available on the
Funds' website (www.americanbeaconfunds.com)
approximately thirty days after the end of
each fiscal quarter.



FUND SERVICE PROVIDERS:





  CUSTODIAN                   TRANSFER AGENT                INDEPENDENT REGISTERED  DISTRIBUTOR
  STATE STREET BANK AND       BOSTON FINANCIAL DATA         PUBLIC ACCOUNTING FIRM  FORESIDE FUND SERVICES
  TRUST                       SERVICES                      ERNST & YOUNG LLP       Portland, Maine
  Boston, Massachusetts       Kansas City, Missouri         Dallas, Texas



This report is prepared for shareholders of the American Beacon Mileage Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

-------------------------------------------------------------------------------
American Airlines, Inc. is not responsible for investments made in the American Beacon Mileage Funds. American Beacon Mileage Funds is a service mark of AMR Corporation. Mileage Class is a registered service mark of American Beacon Advisors, Inc. Platinum Class, American Beacon Money Market Mileage Fund, American Beacon U.S. Government Money Market Mileage Fund, and American Beacon Municipal Money Market Mileage Fund are service marks of American Beacon Advisors, Inc.
                                                                        AR 12/06
                                                                         539333

ITEM 2. CODE OF ETHICS.
The Trust has adopted a code of ethics that applies to its principal executive and financial officers (the "Code"). The Trust did not amend the Code nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder report presented in Item 1. The Code is filed herewith as Exhibit 99.CODE ETH.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Trust's Board of Trustees has determined that Stephen O'Sullivan, a member of the Trust's Audit and Compliance Committee, is an "audit committee financial expert" as defined in Form N-CSR. Mr. O'Sullivan is "independent" as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)

Audit Fees   Fiscal Year Ended
----------   -----------------
 $20,185         12/31/2005
 $30,062         12/31/2006

(b)

Audit-Related Fees    Fiscal Year Ended
------------------    -----------------
       $0                12/31/2005
       $0                12/31/2006

(c)

Tax Fees    Fiscal Year Ended
--------    -----------------
 $4,503*            12/31/2005
 $0                 12/31/2006

* For review of 2003 and 2004 tax returns

(d)

All Other Fees    Fiscal Year Ended
--------------    -----------------
     $0              12/31/2005
     $0              12/31/2006

(e)(1) Pursuant to its charter, the Trust's Audit and Compliance Committee shall have the following duties and powers pertaining to pre-approval of audit and non-audit services provided by the Trust's principal accountant:

        - to approve, prior to appointment, the engagement of auditors to annually audit and provide their opinion on the Trusts' financial statements, and, in connection therewith, reviewing and evaluating matters potentially affecting the independence and capabilities of the auditors;
        - to approve, prior to appointment, the engagement of the auditors to provide non-audit services to the Trusts, an investment adviser to any series of the Trusts or any entity controlling, controlled by, or under common control with an investment adviser ("adviser affiliate") that provides ongoing services to the Trusts, if the engagement relates directly to the operations and financial reporting of the Trusts;
        - to consider whether the non-audit services provided by a Trust's auditor to an investment adviser or any adviser affiliate that provides ongoing services to a series of the Trusts, which services were not pre-approved by the Committee, are compatible with maintaining the auditor's independence;
        - to review the arrangements for and scope of the annual audit and any special audits; and
        - to review and approving the fees proposed to be charged to the Trusts by the auditors for each audit and non-audit service.

The Audit and Compliance Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to a subcommittee of one or more members. Any decisions of the subcommittee to grant pre-approvals shall be presented to the full committee at its next regularly scheduled meeting.

(e)(2) None of the fees disclosed in paragraphs (b) through (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     Not Applicable.

(g)

Aggregate Non-Audit Fees for Services Rendered to the:
------------------------------------------------------
                        Adviser's Affiliates Providing
Registrant   Adviser    Ongoing Services to Registrant     Fiscal Year Ended
----------   -------    ------------------------------     -----------------
  $4,503       $0                     N/A                     12/31/2005
  $0           $0                     N/A                     12/31/2006

(h)     Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
The schedules of investments for each series of the Trust are included in the shareholder report presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not Applicable.

ITEM 9. PUCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust's Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.
     (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

     (b) There were no changes in the Trust's internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.
(a)(1)  Filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

(a)(3)  Not Applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Mileage Funds

By /s/ William F. Quinn
   --------------------
     William F. Quinn
      President

Date: March 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William F. Quinn
   --------------------
     William F. Quinn
      President

Date: March 9, 2007


By /s/ Rebecca L. Harris
   ---------------------
     Rebecca L. Harris
     Treasurer

Date: March 9, 2007